Financial Instruments - Financial Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Carrying amount	$ 214,001
Contractual cash flows	228,389
Contractual obligation, due less than 1 year	137,953
Contractual obligation, due 1-3 years	47,002
Contractual obligation, due 4-5 years	21,959
Contractual obligation, due after 5 years	21,475
Short-term debt (note 13)	23,445	$ 3,625
Secured Debt
Other Commitments [Line Items]
Carrying amount	53,731
Contractual cash flows	56,445
Contractual obligation, due less than 1 year	16,014
Contractual obligation, due 1-3 years	24,866
Contractual obligation, due 4-5 years	12,860
Contractual obligation, due after 5 years	2,705
Convertible debt
Other Commitments [Line Items]
Carrying amount	4,362
Contractual cash flows	5,836
Contractual obligation, due less than 1 year	324
Contractual obligation, due 1-3 years	5,512
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Other bank financing
Other Commitments [Line Items]
Carrying amount	1,325
Contractual cash flows	1,325
Contractual obligation, due less than 1 year	774
Contractual obligation, due 1-3 years	551
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Long-term royalty payable
Other Commitments [Line Items]
Carrying amount	16,042
Contractual cash flows	21,661
Contractual obligation, due less than 1 year	7,451
Contractual obligation, due 1-3 years	7,452
Contractual obligation, due 4-5 years	3,907
Contractual obligation, due after 5 years	2,851
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	2,535
Contractual cash flows	2,610
Contractual obligation, due less than 1 year	870
Contractual obligation, due 1-3 years	1,152
Contractual obligation, due 4-5 years	588
Contractual obligation, due after 5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	27,962
Contractual cash flows	32,468
Contractual obligation, due less than 1 year	4,476
Contractual obligation, due 1-3 years	7,469
Contractual obligation, due 4-5 years	4,604
Contractual obligation, due after 5 years	15,919
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	84,599
Contractual cash flows	84,599
Contractual obligation, due less than 1 year	84,599
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Short-term debt (note 13)
Other Commitments [Line Items]
Carrying amount	23,445
Contractual cash flows	23,445
Contractual obligation, due less than 1 year	23,445
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0